CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,757	$ 1,668	$ 183
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property, plant and equipment and intangible assets	2,732	2,531	2,759
Depreciation of equipment and other assets on operating leases	209	170	117
Net amortization of favorable and unfavorable lease contracts	(16)	(36)	7
Release of valuation allowance on deferred tax assets	(962)
Changes in deferred taxes	29		(17)
Non-cash interest accretion, primarily related to debt discounts, debt issuance costs and fair value adjustments	117	122	179
Capitalized payable-in-kind interest			17
Repayment of capitalized payable-in-kind interest			(395)
Venezuela foreign currency devaluation loss	78
Gain on settlement of Venezuela foreign currency transactions	(22)
Loss on extinguishment of debt	24		551
Call premium and other fees paid in connection with the Senior Credit Facilities amendments	(8)
Net loss on disposal of property, plant and equipment, equipment and other assets on operating leases and intangible assets	22	27	67
Non-cash adjustments to restructuring reserve estimates, net	(14)	(57)	(48)
Non-cash share-based compensation expense	68	71	36
Share-based compensation payments	(44)	(31)	(6)
Non-cash pension and OPEB expense, net	281	94	2
Pension and OPEB contributions	(756)	(443)	(579)
Payments associated with Canadian Health Care Trust settlement			(19)
Collection of Daimler pension receivable			200
Collection of Daimler tax receivable			374
Changes in accrued expenses and other liabilities	1,099	1,239	1,099
Changes in other operating assets and liabilities:
-inventories	(893)	(630)	(721)
-trade receivables	35	(334)	(46)
-trade liabilities	997	1,325	1,711
-other assets and liabilities	31	105	(868)
NET CASH PROVIDED BY OPERATING ACTIVITIES	5,536	5,821	4,603
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(3,434)	(3,633)	(3,009)
Proceeds from disposals of property, plant and equipment	8	9	35
Purchases of equipment and other assets on operating leases	(28)	(123)	(35)
Proceeds from disposals of equipment and other assets on operating leases	6	87	704
Change in restricted cash	38	90	215
Proceeds from the sale of certain international dealerships to Fiat, net		11
Change in loans and notes receivable		2	6
Proceeds from U.S. Dealer Automotive Receivables Transition LLC			96
Other	(3)		18
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(3,413)	(3,557)	(1,970)
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt issuance costs	(30)		(72)
Proceeds from Fiat's incremental equity call option exercise			1,268
Net repayments of other financial obligations - related party	(4)
Net repayments of other financial obligations - third party	(87)	(84)	(81)
Distribution for state tax withholding obligations on behalf of members	(20)	(6)	(9)
NET CASH USED IN FINANCING ACTIVITIES	(302)	(251)	(405)
Effect of exchange rate changes on cash and cash equivalents	(91)		26
Net change in cash and cash equivalents	1,730	2,013	2,254
Cash and cash equivalents at beginning of period	11,614	9,601	7,347
Cash and cash equivalents at end of period	13,344	11,614	9,601
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	(1,040)	(968)	(925)
Income tax payments, net	(245)	(224)	(81)
Canadian Health Care Trust Notes [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Repayment of capitalized interest	(69)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt	(45)	(25)	(26)
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capitalized interest	25	74	27
VEBA Trust [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Repayment of capitalized interest	(159)
U.S. Treasury first lien credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt			(5,460)
Export Development Canada credit facilities [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Debt			(1,723)
Secured Senior Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Debt			3,160
Tranche B Term Loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Debt			2,933
Repayments of Debt	(30)	(30)	(15)
Tranche B Term Loan [Member] | Amendment [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Debt	790
Repayments of Debt	(790)
Mexican Development Banks Credit Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Debt			217
Repayments of Debt	(31)	(15)
Gold Key Lease financing [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt		(41)	(584)
Auburn Hills Headquarters loan [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of debt	(55)	(50)	(13)
VEBA Trust Note [Member]
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capitalized interest		$ 38	$ 126